Lease Depreciation And Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Leases Disclosure [Line Items]
Depreciation of capital lease assets	$ 1	$ 1	$ 1
Rental expense under operating leases	$ 23	$ 28	$ 33